Unaudited Condensed Consolidated Statements of Cash Flows - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (2,306,806)	$ (567,379)	$ (7,338,171)	$ (2,461,125)
Adjustments to reconcile net income to net cash used in operating activities:
Depreciation expense	39,860	41,694	164,942	141,342
Allowance (recovery) for credit losses	(10,215)	24,190	907,021	322,395
Amortization of operating right-of-use asset	60,079	111,772	371,739	283,444
Amortization of debt issuance cost		59,330	72,807	52,693
Deferred taxes benefits		(130,366)	215,937	(144,731)
Loss from short-term investment				41,143
Loss on loan extinguishment			233,450
Loss on early termination of right-of-use asset			33,423
Loss on disposal of fixed assets			17,219
Goodwill impairment loss			1,023,533
Inventory impairment loss			1,269,469
Stock compensation expense	171,897
Non cash finance expense	1,000,000
Change in operating assets and liabilities:
Accounts receivable	430,906	(223,683)	245,007	(3,528,434)
Inventories	395,420	1,681,901	2,486,509	3,094,723
Prepayments and other current assets	(12,787)	(53,327)	(6,084)	192,033
Prepayments - related parties		(15,372)	13,304
Security deposit	20,000		19,088
Accounts payable	(680,577)	(1,451,782)	(1,148,473)	79,818
Other payables and accrued liabilities	5,406	79,589	852,662	326,087
Accrued interest payable - related parties	15,508	24,385	63,141	4,317
Operating lease liabilities	(31,791)	(5,073)	(428,883)	(285,949)
Tax accrual	26,183	21,807	(58,559)	(338,002)
Deferred income - Contract liabilities	103,495	(31,501)	(689,209)	(232,593)
Net cash used in operating activities	(773,422)	(433,815)	(1,680,128)	(2,452,839)
CASH FLOWS FROM INVESTING ACTIVITIES:
Proceeds from the reverse recapitalization	1,120,177
Payments of transaction costs incurred by Lakeshore	(1,044,980)
Repayments of promissory note – related party of Lakeshore	(75,000)
Purchase of property and equipment				(52,894)
Loan to related party		(80,000)	(570,000)	(410,000)
Loan repayment from related parties				6,000
Loan to Lakeshore	(40,000)
Loan repayment from third parties		132,949	132,913	130,614
Short-term investment				(300,000)
Sale of short-term investment				258,855
Cash acquired through business combination				97,650
Net cash (used in) provided by investing activities	(39,803)	52,949	(437,087)	(269,775)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceed from issuance of shares				394,000
Payments of deferred offering costs	(266,925)	(127,929)	(438,932)	(395,000)
Long-term loan borrowing			3,338,546
Repayments on long-term loan	(64,588)	(27,651)	(167,830)	(85,469)
Short-term loan borrowing from third parties	1,405,000	4,812	608,312	2,225,887
Repayments on short-term loan from third parties	(181,950)	(575,179)	(1,858,591)	(825,116)
Short-term loan borrowing from related parties		613,255	773,255	710,000
Repayments on short-term loan from related parties			(700,000)
Borrowings from other payables - related parties			1,558	372,944
Payments on other payables - related parties			(28,501)	(175,000)
Net cash provided by (used in) financing activities	891,537	(112,692)	1,527,817	2,222,246
EFFECT OF FOREIGN EXCAHANGE ON CASH	50	856	787	(1,858)
CHANGES IN CASH	78,362	(492,702)	(588,611)	(502,226)
CASH AND CASH EQUIVALENT, beginning of period	221,760	810,368	810,368
CASH AND CASH EQUIVALENT, end of period	300,122	317,666	221,760	810,368
SUPPLEMENTAL CASH FLOW INFORMATION:
Cash paid for income tax	2,621	2,406	4,221	405,956
Cash paid for interest	286,358	307,232	768,221	692,187
Acquisition of Photon				45,500
Right of use assets acquired under new operating leases			46,284
Loan receivables converted from accounts receivable				263,527
Vehicles purchased through auto loan				56,440
Cost method investment converted from accounts receivable			1,000,000
Derecognition of early termination of right-of-use asset			144,602
Derecognition of early termination of operating lease liabilities			152,179
Building acquired through consolidation of Upland				4,395,230
Mortgage acquired through consolidation of Upland				3,000,000
Shares issued to acquire net assets of Hydroman				925,000
Loan to related parties offset with other payables per agreement			110,000
Reduce of right-of-use asset and operating lease liabilities based on modification	54,800
Accumulated deficit acquired upon the reverse recapitalization	1,603,020
Deferred offering cost converted to APIC upon the reverse recapitalization	1,100,857
Previously Reported
CASH FLOWS FROM FINANCING ACTIVITIES:
CASH AND CASH EQUIVALENT, beginning of period	$ 221,760	$ 810,371	810,371	1,312,597
CASH AND CASH EQUIVALENT, end of period			$ 221,760	$ 810,371